UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

MEEHAN MUTUAL FUNDS, INC.
____________________________________

(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue
Suite 315
Bethesda, MD  20814
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT
7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Meehan Focus Fund
Schedule of Investments (Unaudited)
July 31, 2015

	Share	Market	Pct.
Security	Quantity	Value ($)	Assets

COMMON STOCK

Consumer Discretionary
Kohls Corp.	30000	1,839,600	3.1
Lowe's Companies Inc.	50000	3,468,000	5.9
Tupperware Corp.	12000	701,640	1.2
Total Consumer Discretionary		6,009,240	10.2

Consumer Staples
Nestle SA ADR	12500	945,000	1.6
Total Consumer Staples		945,000	1.6

Energy
ExxonMobil Corp.	11353	899,271	1.5
Schlumberger Ltd.	5000	414,100	0.7
Total Energy		1,313,371	2.2

Financials
American Express Co.	19500	1,483,170	2.5
American Intl Group Inc.	35000	2,244,200	3.8
Berkshire Hathaway Inc. - B *	20750	2,961,855	5.0
Capital One Financial	30000	2,439,000	4.2
PNC Financial Services Group	25000	2,454,500	4.2
Total Financials		11,582,725	19.7

Health Care
Anthem Inc.	10000	1,542,700	2.6
Express Scripts Hldg Co. *	30000	2,702,100	4.6
Gilead Sciences Inc. *	21000	2,475,060	4.2
Johnson & Johnson	7000	701,470	1.2
Novartis AG ADR	22000	2,282,500	3.9
Sanofi ADR	45000	2,429,550	4.1
Total Health Care		12,133,380	20.6

Industrials
3M Co.	8000	1,210,720	2.1
Automatic Data Process.	11500	917,355	1.6
Chicago Bridge & Iron	35000	1,859,900	3.2
Emerson Electric Co.	10150	525,263	0.9
General Electric Co.	85000	2,218,500	3.8
Johnson Controls Inc.	53000	2,414,680	4.1
United Parcel Service - B	9000	921,240	1.6
United Rentals Inc.	17000	1,138,830	1.9
Total Industrials		11,206,488	19.2

Information Technology
Apple Computer Inc.	21700	2,632,210	4.5
Cisco Systems Inc.	50000	1,421,000	2.4
Google Inc. Cl A *	1600	1,052,000	1.8
Google Inc. Cl C *	1403	877,731	1.5
Microsoft Corp.	55000	2,568,500	4.4
Qualcomm Inc.	12500	804,875	1.4
Total Information Technology		9,356,316	16.0

Materials
Compass Minerals International	12000	960,000	1.6
Eastman Chemical Co.	10470	820,848	1.4
Horsehead Holding Corp. *	100000	828,000	1.4
Methanex Corp.	26090	1,176,398	2.0
Total Materials		3,785,246	6.4

TOTAL COMMON STOCK (Cost $35,295,482)		56,331,766	95.9

Exchange Traded Funds
WisdomTree Europe Hedged Equity Fund	20000	1,282,800	2.2
Total Exchange Traded Funds (Cost $1,275,772)		1,282,800	2.2

Cash and Short-Term Investments
First Western Bank Collective Asset	999324	999,324	1.7
Cash		0	0.0
Total Cash and Short-Term Investments		999,324	1.7

Total investments (Cost $37,570,578)		58,613,890	99.8
Other Assets Less Liabilities		138,089	0.2

TOTAL NET ASSETS		58,751,979	100.0

* Non-income producing investments

At July 31, 2015 unrealized appreciation of investments for tax purposes was as follows:

Appreciation	$21,542,768
Depreciation	(499,456)

Net appreciation on investments	$21,043,312

At July 31, 2015, the cost of investments for federal income tax purposes was $36,571,254.

SECURITIES VALUATION            The Fund's securities are valued under policies approved by, and under general oversight of, the Board of Directors.  The Fund has adopted Statement of Financial Accounting Standards No. 157 which establishes  a single definition of fair value, creates a three-tier hierarchy as a  framework for measuring fair value based on inputs used to value the Fund's  investments, and requires additional disclosure about fair value.

These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Portfolio securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange where they trade.  When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2015.

Description	Investments in Securities

Level 1 - Quoted prices	$ 57,614,566

Level 2 - Other significant observable inputs	-

Level 3 - Significant unobservable inputs	-

Total	$ 57,614,566

ITEM 2.  CONTROLS AND PROCEDURES

(a)     Based  on  an  evaluation  of the disclosure controls and procedures (as defined  in  Rule 30a-3(c)  under  the  Investment  Company  Act  of 1940), the President  and  the Treasurer  of Meehan Mutual Funds, Inc. have concluded that such disclosure  controls and procedures are effective as of a date within 90 days of the  filing  date  of  this  Form  N-Q.

(b)     There  was  no  change in the internal controls over financial reporting (as  defined  in  Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan  Mutual  Funds,  Inc. that occurred during the most recent fiscal quarter that  has  materially affected or is reasonably likely to materially affect, its internal  controls  over  financial  reporting.

ITEM 3.  EXHIBITS

(a)     Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required  by  Rule  30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC.

Date: September 22, 2015

/s/ Thomas P. Meehan
Thomas P. Meehan,
President

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 22, 2015

/s/ Thomas P. Meehan
Thomas P. Meehan,
President

Date: September 22, 2015

/s/ Paul P. Meehan
Paul P. Meehan,
Chief Compliance Officer and Treasurer